SUBSEQUENT EVENTS (Details) - USD ($)			4 Months Ended		9 Months Ended
	Nov. 13, 2023	Nov. 06, 2023	Nov. 30, 2023	May 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Aug. 11, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS.
Amount held in trust account					$ 98,945,768				$ 94,209,804
Convertible notes					$ 422,000	$ 50,000
Subsequent events
SUBSEQUENT EVENTS.
Amount held in trust account		$ 77,333,961
Subsequent events | Sponsor
SUBSEQUENT EVENTS.
Convertible notes				$ 422,000
Subsequent events | ConnectM
SUBSEQUENT EVENTS.
Amount held in trust account	$ 920,000		$ 325,715				$ 2,165,715	$ 920,000
Convertible notes	$ 70,000		$ 445,000
Class A common stock subject to possible redemption | Subsequent events
SUBSEQUENT EVENTS.
Number of shares redeemed		1,961,875
Amount removed from Trust Account for redemption		$ 20,961,169
Redemption price per share		$ 10.68